Revenues - Schedule of Disaggregation of Revenue by Product Offering (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Total carried interest allocation	$ 176,744	$ 4,721	$ 0	$ 214,307	$ 129,014
StepStone Group LP
Disaggregation of Revenue [Line Items]
Total carried interest allocation						$ 207,996	$ 63,902	$ 121,834
Focused commingled funds
Disaggregation of Revenue [Line Items]
Revenues	23,567	24,311		74,241	56,917
Focused commingled funds | StepStone Group LP
Disaggregation of Revenue [Line Items]
Revenues						79,402	59,048	48,504
SMAs
Disaggregation of Revenue [Line Items]
Revenues	33,079	28,181		95,030	78,321
SMAs | StepStone Group LP
Disaggregation of Revenue [Line Items]
Revenues						107,286	86,111	51,950
Advisory and other services
Disaggregation of Revenue [Line Items]
Revenues	13,442	13,672		39,907	35,236
Advisory and other services | StepStone Group LP
Disaggregation of Revenue [Line Items]
Revenues						47,848	44,838	39,781
Fund reimbursement revenues
Disaggregation of Revenue [Line Items]
Revenues	5	101		67	552
Fund reimbursement revenues | StepStone Group LP
Disaggregation of Revenue [Line Items]
Revenues						669	829	717
Management and advisory fees, net
Disaggregation of Revenue [Line Items]
Revenues	70,093	66,265		209,245	171,026
Management and advisory fees, net | StepStone Group LP
Disaggregation of Revenue [Line Items]
Revenues						235,205	190,826	140,952
SMAs
Disaggregation of Revenue [Line Items]
Revenues	313	229		5,070	2,626
SMAs | StepStone Group LP
Disaggregation of Revenue [Line Items]
Revenues						3,410	1,540	1,489
SMAs
Disaggregation of Revenue [Line Items]
Total carried interest allocation	136,950	(850)		158,409	93,650
SMAs | StepStone Group LP
Disaggregation of Revenue [Line Items]
Total carried interest allocation						150,848	36,526	92,347
Focused commingled funds
Disaggregation of Revenue [Line Items]
Total carried interest allocation	39,794	5,571		55,898	35,364
Focused commingled funds | StepStone Group LP
Disaggregation of Revenue [Line Items]
Total carried interest allocation						57,148	27,376	29,487
Focused commingled funds
Disaggregation of Revenue [Line Items]
Revenues				28
Incentive fees
Disaggregation of Revenue [Line Items]
Revenues	$ 313	$ 229		$ 5,098	$ 2,626
Incentive fees | StepStone Group LP
Disaggregation of Revenue [Line Items]
Revenues						$ 3,410	$ 1,540	$ 1,489